Acquisition (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Contingent Consideration Payable

The changes in contingent consideration payable during the years ended December 31, 2011, 2012 and 2013 were as follows:

Balance at January 1, 2010	—
Contingent consideration payable recorded in connection with acquisition of Clickpro	3,297

Balance at December 31, 2011	3,297
Changes in fair value	(654)
Exchange difference	65

Balance at December 31, 2012	2,708
Changes in fair value	(521)
Exchange difference	79

Balance at December 31, 2013	2,266

Pro Forma Effects of Clickpro Acquisition

The pro forma effects of the Clickpro acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were:

2011
(unaudited)

Total revenues	281,897
Net income attributable to Charm Communications Inc.	46,594
Income per share - basic	0.60
Income per share - diluted	0.57

Two Thousand Eleven Acquisitions
Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

With the assistance of a third party appraiser, the Group allocated the purchase price to assets acquired and liabilities assumed as follows:

Cash and cash equivalents	373
Current assets	4,977
Fixed assets	16
Intangible assets	3,986
Goodwill	4,269
Call option	994
Current liabilities	(3,426)
Redeemable noncontrolling interest	(4,416)

Total consideration	6,773